Non-Controlling Interests - Additional Information (Details)					1 Months Ended	12 Months Ended
	Sep. 29, 2019 CNY (¥)	Sep. 26, 2019 CNY (¥)	Oct. 26, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)	Feb. 28, 2017 CNY (¥) item	Dec. 31, 2019 CNY (¥)
Muhua Investment
NON-CONTROLLING INTERESTS
Cash consideration for new financing agreement with Muhua investment	¥ 5,000,000
Muhua Investment | Maximum
NON-CONTROLLING INTERESTS
Percentage of equity interest		56.00%
Muhua Investment | Minimum
NON-CONTROLLING INTERESTS
Percentage of equity interest		54.60%
Muhua Shangce
NON-CONTROLLING INTERESTS
Equity interest acquired		50.00%
Redemption value		¥ 2,500,000
The investors
NON-CONTROLLING INTERESTS
Number of investors | item					2
Equity interest acquired		50.00%			20.00%
Redemption period		5 years		6 years
Redemption value		¥ 2,500,000		¥ 34,000,000	¥ 34,000,000	¥ 2,500,000
Redemption value interest rate		8.00%		8.00%	8.00%
ATA Education | Muhua Shangce | Limited Partnership
NON-CONTROLLING INTERESTS
Percentage of equity interest sold			24.00%			24.00%
Total consideration			¥ 1,500,000